Income taxes - Net income (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Domestic	$ 10,735	$ (1,398)	$ 10,631	$ 68,390
Foreign	98,282	4,187	169,846	291,224
Income/(loss) before income taxes	$ 109,017	$ 2,789	$ 180,477	$ 359,614